UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2017 – MARCH 31, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds
March 31, 2018
AMG Managers Brandywine Fund Class I: BRWIX
AMG Managers Brandywine Blue Fund Class I: BLUEX

amgfunds.com
033118 SAR073

AMG Funds
Semi-Annual Report — March 31, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, ROSES AND THORNS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Brandywine Fund	5

AMG Managers Brandywine Blue Fund	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16
Detail of changes in assets for the past two fiscal periods

Financial Highlights	17
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Managers Brandywine Fund
AMG Managers Brandywine Blue Fund

DEAR FELLOW SHAREHOLDER:

The stock market’s extended period of calm came to an end during the March quarter, with major market indexes correcting for the first time in two years. While stocks regained all or most of their lost ground by the end of the period, volatility persisted as the key issues credited with sparking the decline remained unresolved.

AMG Managers Brandywine Fund returned 2.40 percent in the three months through March, comparing favorably with a 0.64 percent decline in the Russell 3000® Index and a 1.48 percent gain in the Russell 3000® Growth Index.

AMG Managers Brandywine Blue Fund’s 3.51 percent return in the period outpaced a 1.42 percent gain in the Russell 1000® Growth Index. The S&P 500® and Russell 1000® Indexes declined 0.76 and 0.69 percent, respectively.

The Federal Reserve (the Fed) kept rates unchanged at its January 31 meeting, but its post-meeting statement regarding inflation expectations seemed to raise the market’s sensitivity toward the topic. Two days later, the Labor Department reported a rise in average hourly wages. After notching its best January in 21 years, the S&P 500 Index was 10 percent below its high a little more than a week into February.

Volatility, virtually absent in 2017, spiked to its highest level since the summer of 2015 when China unexpectedly devalued the yuan. Newfound skittishness was on display as investors were forced to digest a series of unusual events against a backdrop of everything-is-great valuations.

News of Facebook user data poaching spurred calls for new tech-sector regulations. Amazon.com, which among many things is a government contractor trusted to store classified information for U.S. spy agencies, was targeted for official scorn via tweet. New tariffs raised fears about the possibility that the U.S. and China, the world’s two largest economies, could be on the verge of a trade war. The Fed ended up raising rates at its March 21 meeting.

As dramatic as it all might sound, final March-quarter returns showed an encouraging amount of resilience. Brandywine generated positive returns in four of the eight economic sectors represented in the Fund’s portfolio during the quarter. The Fund outperformed the same sectors in the Russell 3000® Growth Index in five out of eight sectors. Brandywine Blue enjoyed positive returns in five out of seven sectors and outperformed the sectors within the Russell 1000® Growth Index at the same rate.

Technology holdings were the most prominent contributors to absolute performance for both Funds. Comprising the largest position in each Fund, technology holdings were the most responsible for Brandywine’s performance advantage over the Russell 3000® Growth Index and the second-most responsible for Brandywine Blue’s relative edge over the Russell 1000® Growth Index.

Semiconductors and software drove technology performance, with holdings from both areas reporting significant, expectation-beating results. Micron Technology and Nvidia Corp., held in both Funds, led semiconductor returns. Micron tripled earnings in its most recently reported quarter on 58 percent revenue growth, while Nvidia grew earnings 59 percent on 34 percent revenue growth. ServiceNow was a mutually held standout in software. The company grew December-quarter earnings 46 percent as revenue climbed 41 percent.

Consumer discretionary holdings, which represented the second largest position in each Fund, were the second greatest contributors to total returns. They trailed only technology as relative performance contributors in Brandywine and earned the top relative performance spot in Brandywine Blue.

Investor enthusiasm for technology (and earnings strength) reached into the consumer discretionary sector, where the top contributors operate internet-based business models. Netflix enjoyed its strongest quarter of subscriber growth ever in the three months through December even as it raised prices, helping the company earn $0.41 per share versus $0.15 the year before as it boosted revenue by one-third. Amazon.com grew December-quarter earnings 40 percent on 38 percent revenue growth. Both companies, held by both Funds, exceeded consensus earnings expectations.

Industrial holdings were the biggest absolute and relative performance detractors in both Funds. Both Funds held Oshkosh Corp., which reported robust December-quarter earnings growth, exceeded expectations and raised guidance for its fiscal year ending in September. Still, shares declined amid the emergence of steel tariffs – the company makes commercial specialty vehicles – and what appeared to be waning prospects for broad infrastructure spending in the near term. REV Group (Brandywine only), which also makes specialty vehicles, and Cummins (both Funds), which makes engines, fared similarly.

The only other noteworthy performance detractor was energy, where Halliburton Co. modestly weighed on performance in both Funds. Energy’s negative influence was more pronounced in Brandywine because it held Halcon Resources, an oil and gas production company that disappointed investors with a higher-than-expected 2018 capital expenditure forecast.

Amid concerns about inflation and trade tension, we expect the heightened volatility that emerged in the early months of the year to persist. We plan to be vigilant regarding valuations, as the market’s tempered risk tolerance could prompt some level of repricing, particularly among long-tenured leadership groups. We also plan to capitalize on volatility with a goal to optimize entry and exit points as the Funds evolve with the earnings landscape.

That said, the earnings environment appears strong enough to stand out despite the noise. Based on consensus estimates, the average 2018 earnings growth rates of the Brandywine and Brandywine Blue portfolio companies are 33.7 and 26.9 percent, respectively.

Thanks for your support. We’re committed to building on recent results on your behalf.

Scott Gates
Chief Investment Officer
Friess Associates, LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2018	Expense Ratio for the Period	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expenses Paid During the Period*
AMG Managers Brandywine Fund
Based on Actual Fund Return
Class I	1.10%	$1,000	$1,074	$5.69

Based on Hypothetical 5% Annual Return
Class I	1.10%	$1,000	$1,019	$5.54

AMG Managers Brandywine Blue Fund
Based on Actual Fund Return
Class I	1.18%	$1,000	$1,085	$6.13
Based on Hypothetical 5% Annual Return
Class I	1.18%	$1,000	$1,019	$5.94

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

3

Fund Performance (unaudited)
Periods ended March 31, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Brandywine Fund[2,3,4,5,6,7]
Class I	7.37%	19.04%	12.93%	4.34%
Russell 3000® Growth Index[9]	9.20%	21.06%	15.32%	11.31%
Russell 3000® Index[10]	5.65%	13.81%	13.03%	9.62%
S&P 500 Index[11]	5.84%	13.99%	13.31%	9.49%
AMG Managers Brandywine Blue Fund[2,3,5,6,8]
Class I	8.45%	22.26%	12.93%	4.87%
Russell 1000® Growth Index[12]	9.39%	21.25%	15.53%	11.34%
Russell 1000® Index[13]	5.85%	13.98%	13.17%	9.61%
S&P 500 Index[11]	5.84%	13.99%	13.31%	9.49%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2018. All returns are in U.S. dollars ($).
[2]	The Fund inception dates and returns for all periods prior to October 1, 2013, reflect performance of the predecessor Funds, Brandywine Fund and Brandywine Blue Fund, which were managed by Friess Associates, LLC with the same investment objective and substantially similar investment policies.
[3]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[5]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[7]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[8]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[9]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	The S&P 500 Index is capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500 Index is unmanaged, is not available for investment, and does not incur expenses.
[12]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. Unlike the Fund, the Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Brandywine Fund
Fund Snapshots (unaudited)
March 31, 2018

PORTFOLIO BREAKDOWN

Industry (Top Ten)	AMG Managers Brandywine Fund*	Russell 3000® Growth Index*	Russell 3000® Index*	S&P 500 Index*
Internet & Direct Marketing Retail	8.8%	6.0%	3.1%	3.7%
Internet Software & Services	8.1%	7.9%	4.4%	4.7%
Semiconductors	7.8%	4.0%	3.5%	3.7%
Data Processing & Outsourced Services	4.8%	5.4%	2.9%	2.9%
Pharmaceuticals	4.7%	2.0%	4.0%	4.6%
Application Software	4.6%	3.1%	1.7%	1.4%
Home Entertainment Software	4.4%	0.7%	0.4%	0.4%
Footwear	4.4%	0.7%	0.4%	0.4%
Systems Software	3.9%	5.8%	3.5%	4.0%
Trading Companies & Distributors	3.7%	0.5%	0.4%	0.2%
Other Common Stock	42.0%	63.9%	75.7%	74.0%
Short-Term Investments[1]	4.3%	0.0%	0.0%	0.0%
Other Assets Less Liabilities[2]	(1.5)%	0.0%	0.0%	0.0%

*	As a percentage of net assets.
[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

PORTFOLIO MARKET CAPITALIZATION

TOP TEN HOLDINGS
Security Name	% of Net Assets	% Change from Book Cost
Amazon.com, Inc.	4.2	126.4
Netflix, Inc.	3.0	183.9
Micron Technology, Inc.	2.3	60.4
Alphabet, Inc., Class A	2.3	50.9
Zoetis, Inc.	2.1	55.8
Salesforce.com, Inc.	2.1	53.5
Broadcom, Ltd.	2.0	184.4
Bio-Techne Corp.	2.0	31.1
NVIDIA Corp.	2.0	163.1
Global Payments, Inc.	2.0	55.5

Top Ten as a Group	24.0

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2018 vs 2017

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Brandywine Fund
Roses and Thorns (unaudited)
Quarter Ending March 31, 2018

$ Gain (in millions)	% Gain	Biggest $ Winners Reason for Move
$8.3	53.9%

Netflix Inc. (NFLX)

The provider of internet subscription services reported December-quarter earnings of $0.41 per share, up from $0.15 per share the year before and ahead of the consensus estimate. Revenue increased 33 percent on strong subscriber growth.

$6.3	23.8%

Amazon.com Inc. (AMZN)

The provider of online retail shopping services grew December-quarter earnings 40 percent, topping the consensus estimate. Revenue grew 38 percent. The company’s better-than-expected revenue growth was driven by newly acquired Whole Foods, Amazon Web Services and a strong holiday season.

$3.9	33.9%

Proofpoint Inc. (PFPT)

The provider of cloud-based security and compliance solutions increased revenue 36 percent in the December quarter. The company increased market share through organic growth and acquisition. We sold Proofpoint when it hit our price target.

$3.8	26.8%

Micron Technology Inc. (MU)

Earnings for the company, which makes semiconductor memory and storage technologies, more than tripled to $2.82 per share in the February quarter, beating the consensus estimate. Revenue increased 58 percent.

$3.2	26.9%

ServiceNow Inc. (NOW)

The provider of cloud-based services that automate enterprise technology operations grew December-quarter earnings 46 percent. Revenue rose 41 percent. Growth in renewal rates and new subscriptions helped drive results. The company also raised 2018 revenue guidance.

$ Loss (in millions)	% Loss	Biggest $ Losers Reason for Move
$3.3	30.9%

Halcon Resources Corp. (HK)

The onshore oil and natural gas exploration and production company’s shares declined after reduced production and increased costs led to disappointing December-quarter results. We sold Halcon Resources to fund a new opportunity with better visibility.

$3.2	12.4%

Facebook Inc. (FEB)

The social networking service and website saw its share price decline when it was revealed that a for-profit data analytics firm harvested private information from more than 50 million users. The announcement raised concerns about Facebook’s data privacy policies and the potential for regulatory oversight in the wake of the controversy. We sold Facebook to fund a holding with greater visibility.

$3.0	21.7%

Winnebago Industries Inc. (WGO)

The manufacturer of motorized and towable recreational vehicles grew earnings 44 percent in the February-quarter, exceeding the consensus estimate. Shares traded lower with concerns surrounding dealer inventory and order backlog in the towable segment. We sold Winnebago to fund a new opportunity.

$2.4	15.0%

Oshkosh Corp. (OSK)

The manufacturer of commercial specialty vehicles reported December-quarter earnings of $0.84 per share versus $0.26 the year before, exceeding the consensus estimate. The company also raised fiscal year earnings and revenue guidance. Shares came under pressure amid concerns about steel tariffs and dimming prospects for widespread infrastructure spending.

$1.8	22.8%

Heska Corp. (HSKA)

Excluding a one-time charge, the maker of diagnostic veterinary products grew earnings 37 percent in the December quarter. Modest 2018 revenue guidance disappointed investors, whose forecasts showed more pronounced optimism for new products that the company is scheduled to introduce. We sold Heska to fund a new opportunity with a more promising earnings outlook.

All gains/losses are calculated on an average cost basis from December 31, 2017 through March 31, 2018.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2018 and is not intended as a forecast or guarantee of future results.

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2018

Shares		Cost	Value
Common Stocks - 97.2%
Consumer Discretionary
	Apparel Retail - 1.6%
445,954	American Eagle Outfitters, Inc.	$5,982,694	$8,887,863
30,525	The Children’s Place, Inc.	3,010,388	4,128,506
	Auto Parts & Equipment - 0.4%
144,871	Modine Manufacturing Co.*	2,295,986	3,064,022
	Cable & Satellite - 1.3%
34,276	Charter Communications, Inc., Class A*	7,957,387	10,667,377
	Footwear - 4.4%
164,935	Deckers Outdoor Corp.*	11,280,031	14,849,098
228,215	Skechers U.S.A., Inc., Class A*	9,107,896	8,875,281
370,564	Wolverine World Wide, Inc.	10,364,578	10,709,300
	General Merchandise Stores - 3.3%
128,635	Dollar Tree, Inc.*	9,099,730	12,207,462
226,345	Ollie’s Bargain Outlet Holdings, Inc.*,1	9,914,790	13,648,603
	Homebuilding - 0.8%
146,055	D.R. Horton, Inc.	6,424,288	6,403,051
	Hotels, Resorts & Cruise Lines - 0.9%
129,470	Norwegian Cruise Line Holdings, Ltd.*	6,854,019	6,858,026
	Internet & Direct Marketing Retail - 8.8%
22,755	Amazon.com, Inc.*	14,549,120	32,934,222
6,396	Booking Holdings, Inc.*	12,131,988	13,306,174
80,409	Netflix, Inc.*	8,364,077	23,748,798
	Leisure Facilities - 1.5%
54,527	Vail Resorts, Inc.	12,051,311	12,088,636
	Movies & Entertainment - 2.7%
314,660	Liberty Media Corp.-Liberty Formula One, Class C*	11,276,573	9,707,261
274,955	Live Nation Entertainment, Inc.*	11,819,990	11,586,604

Total Consumer Discretionary		152,484,846	203,670,284
	This sector is 33.6% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 1.3%
17,060	Calavo Growers, Inc.[1]	855,811	1,572,932
535,730	Nomad Foods, Ltd. (United Kingdom)*	7,724,786	8,432,390

Total Consumer Staples		8,580,597	10,005,322
	This sector is 16.6% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.9%
93,140	CME Group, Inc.	8,750,461	15,064,464

Shares		Cost	Value
	Regional Banks - 1.0%
189,407	Pacific Premier Bancorp, Inc.*	$8,013,600	$7,614,161

Total Financials		16,764,061	22,678,625
	This sector is 35.3% above your Fund’s cost.
Health Care
	Biotechnology - 0.5%
44,869	Incyte Corp.*	4,273,449	3,738,934
	Health Care Equipment - 1.5%
205,465	Abbott Laboratories	12,225,583	12,311,463
	Health Care Technology - 1.0%
444,915	HMS Holdings Corp.*	7,683,597	7,492,368
15,405	Tabula Rasa HealthCare, Inc.*	423,637	597,714
	Life Sciences Tools & Services - 3.1%
105,319	Bio-Techne Corp.	12,129,213	15,907,382
40,385	Thermo Fisher Scientific, Inc.	5,305,297	8,337,887
	Pharmaceuticals - 4.7%
187,954	Bristol-Myers Squibb Co.	12,313,496	11,888,091
218,270	Intersect ENT, Inc.*	8,506,981	8,578,011
199,975	Zoetis, Inc.	10,716,542	16,699,912

Total Health Care		73,577,795	85,551,762
	This sector is 16.3% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.3%
203,500	Mercury Systems, Inc.*	8,635,350	9,833,120
	Agricultural & Farm Machinery - 0.7%
417,245	CNH Industrial N.V. (United Kingdom)	6,266,920	5,173,838
	Air Freight & Logistics - 1.5%
118,993	XPO Logistics, Inc.*	12,047,660	12,114,677
	Construction & Engineering - 3.3%
115,795	Jacobs Engineering Group, Inc.	7,205,921	6,849,274
251,895	MasTec, Inc.*	10,115,328	11,851,660
223,995	Quanta Services, Inc.*	7,809,104	7,694,228
	Construction Machinery & Heavy Trucks - 3.1%
68,386	Cummins, Inc.	11,960,863	11,084,687
175,040	Oshkosh Corp.	12,643,047	13,525,341
	Electrical Components & Equipment - 1.1%
50,306	Rockwell Automation, Inc.	9,393,866	8,763,305
	Human Resource & Employment Services - 1.3%
89,630	ManpowerGroup, Inc.	12,022,547	10,316,413
	Industrial Machinery - 0.7%
268,987	Harsco Corp.*	4,784,608	5,554,582
	Trading Companies & Distributors - 3.7%
82,743	GMS, Inc.*	1,857,781	2,528,626

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Trading Companies & Distributors - 3.7% (continued)
146,501	Herc Holdings, Inc.*	$8,051,674	$9,515,240
107,450	Rush Enterprises, Inc., Class A*	4,470,713	4,565,550
71,523	United Rentals, Inc.*	8,865,986	12,354,168
	Trucking - 1.5%
263,550	Knight-Swift Transportation Holdings, Inc.	12,011,604	12,125,936

Total Industrials		138,142,972	143,850,645
	This sector is 4.1% above your Fund’s cost.
Information Technology
	Application Software - 4.6%
208,680	Atlassian Corp. PLC, Class A (Australia)*	5,231,753	11,252,026
82,920	Blackbaud, Inc.	7,543,736	8,442,085
142,880	Salesforce.com, Inc.*	10,821,895	16,616,944
	Communications Equipment - 3.0%
439,236	ARRIS International PLC*	11,566,072	11,670,500
462,901	Ciena Corp.*	11,788,626	11,989,136
	Data Processing & Outsourced Services - 4.8%
176,960	Black Knight, Inc.*	4,502,085	8,334,816
139,960	Global Payments, Inc.	10,039,962	15,608,339
119,890	Visa, Inc., Class A	8,635,439	14,341,242
	Electronic Manufacturing Services - 1.0%
249,730	Fabrinet (Thailand)*	8,208,224	7,836,527
	Home Entertainment Software - 4.4%
207,755	Activision Blizzard, Inc.	11,084,769	14,015,152
86,540	Electronic Arts, Inc.*	8,324,154	10,492,110
101,900	Take-Two Interactive Software, Inc.*	10,511,063	9,963,782
	Internet Software & Services - 8.1%
17,429	Alphabet, Inc., Class A*	11,980,700	18,076,313
294,161	Dropbox, Inc., Class A*,1	8,845,404	9,192,531
303,159	Five9, Inc.*	7,155,957	9,031,107
1,888,010	Limelight Networks, Inc.*	8,335,267	7,759,721
106,551	LogMeIn, Inc.	12,058,991	12,311,968
160,662	The Trade Desk, Inc., Class A*,1	7,554,141	7,972,048
	Semiconductors - 7.8%
69,190	Broadcom, Ltd.	5,733,996	16,304,624
347,485	Micron Technology, Inc.*	11,293,923	18,117,868
67,631	NVIDIA Corp.	5,953,664	15,662,663
162,400	Xilinx, Inc.	10,984,940	11,731,776
	Systems Software - 3.9%
169,255	Microsoft Corp.	10,853,934	15,447,904

Shares		Cost	Value
91,815	ServiceNow, Inc.*	$7,306,472	$15,190,793

Total Information Technology		216,315,167	297,361,975
	This sector is 37.5% above your Fund’s cost.
Materials
	Commodity Chemicals - 0.5%
127,946	AdvanSix, Inc.*	5,139,309	4,449,962
	This sector is 13.4% below your Fund’s cost.
Utilities
	Water Utilities - 0.2%
67,319	Evoqua Water Technologies Corp.*	1,279,421	1,433,221
	This sector is 12.0% above your Fund’s cost.
Total Common Stocks		612,284,168	769,001,796

Principal Amount
Short-Term Investments - 4.3%
Commercial Paper - 3.3%
$26,489,000	Energy Transfer LP, 2.65%, 04/02/18[2]	26,487,050	26,487,050
Joint Repurchase Agreements - 1.0%[3]
383,723	BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $383,800 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $391,397)	383,723	383,723
1,823,329	Daiwa Capital Markets Americas, dated 03/29/18, due 04/02/18, 1.810% total to be received $1,823,696 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $1,859,796)	1,823,329	1,823,329
1,823,329	HSBC Securities, Inc., dated 03/29/18, due 04/02/18, 1.780% total to be received $1,823,690 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 05/15/18 - 01/15/37, totaling $1,866,444)	1,823,329	1,823,329
1,823,329	Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $1,823,698 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $1,859,804)	1,823,329	1,823,329

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

Principal Amount		Cost	Value
$1,823,329	Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,823,698 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $1,859,796)	$1,823,329	$1,823,329

	Total Joint Repurchase Agreements	7,677,039	7,677,039

Shares		Cost	Value
	Other Investment Companies - 0.0%#
108,308	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[4]	$108,308	$108,308

	Total Short-Term Investments	34,272,397	34,272,397
Total Investments - 101.5%		$646,556,565	803,274,193
Other Assets, less Liabilities - (1.5%)			(12,251,744)
Total Net Assets - 100.0%			$791,022,449

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $7,399,789 or 0.9% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at March 31, 2018.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$769,001,796	—	—	$769,001,796
Short-Term Investments
Commercial Paper	—	$26,487,050	—	26,487,050
Joint Repurchase Agreements	—	7,677,039	—	7,677,039
Other Investment Companies	108,308	—	—	108,308

Total Investments in Securities	$769,110,104	$34,164,089	—	$803,274,193

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Brandywine Blue Fund
Fund Snapshots (unaudited)
March 31, 2018

PORTFOLIO BREAKDOWN

	AMG	Russell
	Managers	1000®	Russell
	Brandywine	Growth	1000®	S&P 500
Industry (Top Ten)	Blue Fund*	Index*	Index*	Index*
Internet & Direct Marketing Retail	11.3%	6.4%	3.4%	3.7%
Semiconductors	10.8%	4.2%	3.7%	3.7%
Data Processing & Outsourced Services	9.0%	5.8%	3.1%	2.9%
Systems Software	8.1%	6.2%	3.8%	4.0%
Home Entertainment Software	6.4%	0.8%	0.4%	0.4%
Internet Software & Services	4.8%	8.1%	4.5%	4.7%
Pharmaceuticals	4.8%	1.8%	4.1%	4.6%
Life Sciences Tools & Services	4.4%	1.0%	0.9%	0.9%
Health Care Equipment	3.5%	2.4%	2.6%	2.7%
Application Software	2.7%	2.9%	1.6%	1.4%
Other Common Stock	32.8%	60.4%	71.9%	71.0%
Short-Term Investments	1.9%	0.0%	0.0%	0.0%
Other Assets Less Liabilities	(0.5)%	0.0%	0.0%	0.0%

*	As a percentage of net assets.

PORTFOLIO MARKET CAPITALIZATION

TOP TEN HOLDINGS

	%of	% Change from
Security Name	Net Assets	Book Cost
Microsoft Corp.	4.9	42.8
Amazon.com, Inc.	4.5	80.5
Netflix, Inc.	4.5	178.3
ServiceNow, Inc.	3.2	100.8
Micron Technology, Inc.	3.2	61.1
Zoetis, Inc.	2.8	55.3
Alphabet, Inc., Class A	2.8	50.7
Broadcom, Ltd.	2.7	186.5
Salesforce.com, Inc.	2.7	49.8
NVIDIA Corp.	2.7	167.3

Top Ten as a Group	34.0

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2018 vs 2017

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Brandywine Blue Fund
Roses and Thorns (unaudited)
Quarter Ending March 31, 2018

$ Gain (in millions)	% Gain	Biggest $ Winners Reason for Move
$2.8	53.9%

Netflix Inc. (NFLX)

The provider of internet subscription services reported December-quarter earnings of $0.41 per share, up from $0.15 per share the year before and ahead of the consensus estimate. Revenue increased 33 percent on strong subscriber growth.

$1.9	23.6%

Amazon.com Inc. (AMZN)

The provider of online retail shopping services grew December-quarter earnings 40 percent, topping the consensus estimate. Revenue grew 38 percent. The company’s better-than-expected revenue growth was driven by newly acquired Whole Foods, Amazon Web Services and a strong holiday season.

$1.2	26.9%

ServiceNow Inc. (NOW)

The provider of cloud-based services that automate enterprise technology operations grew December-quarter earnings 46 percent. Revenue rose 41 percent. Growth in renewal rates and new subscriptions helped drive results. The company also raised 2018 revenue guidance.

$1.2	26.8%

Micron Technology Inc. (MU)

Earnings for the company, which makes semiconductor memory and storage technologies, more than tripled to $2.82 per share in the February quarter, beating the consensus estimate. Revenue increased 58 percent.

$0.8	19.7%

Nvidia Corp. (NVDA)

The developer of computer graphics processors, chipsets and related software grew January-quarter earnings 59 percent, beating the consensus estimate by 35 percent. Revenue increased 34 percent. The company’s data center and gaming businesses were standout contributors to results.

$ Loss (in millions)	% Loss	Biggest $ Losers Reason for Move
$0.8	12.5%

Facebook Inc. (FB)

The social networking service and website saw its share price decline when it was revealed that a for-profit data analytics firm harvested private information from more than 50 million users. The announcement raised concerns about Facebook’s data privacy policies and the potential for regulatory oversight in the wake of the controversy. We sold Facebook to fund a holding with greater visibility.

$0.5	15.0%

Oshkosh Corp. (OSK)

The manufacturer of commercial specialty vehicles reported December-quarter earnings of $0.84 per share versus $0.26 the year before, exceeding the consensus estimate. The company also raised fiscal year earnings and revenue guidance. Shares came under pressure amid concerns about steel tariffs and dimming prospects for widespread infrastructure spending.

$0.5	17.7%

CNH Industrial NV (CNHI)

The manufacturer of agricultural equipment and commercial vehicles grew December-quarter revenue 16 percent to $8.1 billion, topping forecasts. Shares came under pressure amid announced steel tariffs and potential for trade disruptions with China.

$0.5	13.9%

Manpower Group Inc. (MAN)

The provider of workforce solutions and services grew December-quarter earnings 13 percent, topping the consensus estimate. The company continued to experience strong demand in Europe, where it generates two-thirds of revenue. Shares traded lower after management guided investors to expect flat operating profit margins, an outlook that was slightly below expectations.

$0.5	13.4%

Biogen Inc. (BIIB)

The biotechnology company focused on neurological and autoimmune disorders grew December-quarter earnings to $5.26 per share. Shares declined due to concerns regarding the status of its Alzheimer’s treatment that arose after the company added participants to its phase III clinical trial. The company noted that the increase was to maintain statistical standards and does not reflect on the treatment’s efficacy or the trial’s timing.

All gains/losses are calculated on an average cost basis from December 31, 2017 through March 31, 2018.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2018 and is not intended as a forecast or guarantee of future results.

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2018

Shares		Cost	Value
Common Stocks - 98.6%
Consumer Discretionary
	Cable & Satellite - 2.0%
11,325	Charter Communications, Inc., Class A*	$2,865,263	$3,524,567
	Footwear - 2.0%
93,300	Skechers U.S.A., Inc., Class A*	3,841,504	3,628,437
	General Merchandise Stores - 2.0%
38,035	Dollar Tree, Inc.*	2,772,103	3,609,521
	Homebuilding - 0.9%
36,200	D.R. Horton, Inc.	1,597,154	1,587,008
	Hotels, Resorts & Cruise Lines - 0.7%
25,100	Norwegian Cruise Line Holdings, Ltd.*	1,331,434	1,329,547
	Internet & Direct Marketing Retail - 11.3%
5,583	Amazon.com, Inc.*	4,476,567	8,080,499
1,955	Booking Holdings, Inc.*	3,712,497	4,067,163
26,980	Netflix, Inc.*	2,862,795	7,968,543
	Leisure Facilities - 2.0%
15,928	Vail Resorts, Inc.	3,479,722	3,531,238
	Movies & Entertainment - 1.9%
81,745	Live Nation Entertainment, Inc.*	3,511,112	3,444,734

Total Consumer Discretionary		30,450,151	40,771,257
	This sector is 33.9% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 2.0%
28,500	The JM Smucker Co.	3,545,970	3,534,285
	This sector is 0.3% below your Fund’s cost.
Financials
	Financial Exchanges & Data - 2.4%
27,025	CME Group, Inc.	2,538,802	4,371,023
	This sector is 72.2% above your Fund’s cost.
Health Care
	Biotechnology - 2.2%
11,200	Biogen, Inc.*	3,539,756	3,066,784
10,140	Incyte Corp.*	965,762	844,966
	Health Care Equipment - 3.5%
62,300	Abbott Laboratories	3,825,105	3,733,016
17,165	Edwards Lifesciences Corp.*	2,158,929	2,394,861
	Life Sciences Tools & Services - 4.4%
60,540	Agilent Technologies, Inc.	4,098,197	4,050,126
18,700	Thermo Fisher Scientific, Inc.	2,890,097	3,860,802
	Pharmaceuticals - 4.8%
56,100	Bristol-Myers Squibb Co.	3,707,486	3,548,325

Shares		Cost	Value
60,060	Zoetis, Inc.	$3,229,832	$5,015,611

Total Health Care		24,415,164	26,514,491
	This sector is 8.6% above your Fund’s cost.
Industrials
	Agricultural & Farm Machinery - 1.4%
202,600	CNH Industrial N.V. (United Kingdom)	3,050,627	2,512,240
	Air Freight & Logistics - 2.1%
36,000	XPO Logistics, Inc.*	3,638,753	3,665,160
	Construction & Engineering - 1.6%
46,700	Jacobs Engineering Group, Inc.	2,815,061	2,762,305
	Construction Machinery & Heavy Trucks - 1.7%
39,915	Oshkosh Corp.	3,399,189	3,084,232
	Electrical Components & Equipment - 1.9%
19,515	Rockwell Automation, Inc.	3,682,308	3,399,513
	Human Resource & Employment Services - 1.8%
28,212	ManpowerGroup, Inc.	3,770,853	3,247,201
	Trading Companies & Distributors - 2.1%
21,655	United Rentals, Inc.*	2,682,209	3,740,468
	Trucking - 2.1%
81,865	Knight-Swift Transportation Holdings, Inc.	3,695,124	3,766,609

Total Industrials		26,734,124	26,177,728
	This sector is 2.1% below your Fund’s cost.
Information Technology
	Application Software - 2.7%
41,060	Salesforce.com, Inc.*	3,187,380	4,775,278
	Data Processing & Outsourced Services - 9.0%
37,520	Global Payments, Inc.	2,696,027	4,184,230
20,700	Mastercard, Inc., Class A	3,608,354	3,625,812
34,550	Visa, Inc., Class A	2,485,668	4,132,871
51,000	Worldpay, Inc., Class A*	2,339,257	4,194,240
	Home Entertainment Software - 6.4%
61,045	Activision Blizzard, Inc.	3,265,429	4,118,096
35,315	Electronic Arts, Inc.*	3,657,040	4,281,590
30,800	Take-Two Interactive Software, Inc.*	2,911,926	3,011,624
	Internet Software & Services - 4.8%
4,807	Alphabet, Inc., Class A*	3,308,126	4,985,532
31,200	LogMeIn, Inc.	3,819,127	3,605,160
	Semiconductors - 10.8%
20,865	Broadcom, Ltd.	1,716,293	4,916,837
109,460	Micron Technology, Inc.*	3,543,029	5,707,245
20,507	NVIDIA Corp.	1,776,598	4,749,216
53,645	Xilinx, Inc.	3,683,219	3,875,315

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 8.1%
95,800	Microsoft Corp.	$6,123,044	$8,743,666
34,800	ServiceNow, Inc.*	2,867,873	5,757,660

Total Information Technology		50,988,390	74,664,372
	This sector is 46.4% above your Fund’s cost.
Total Common Stocks		138,672,601	176,033,156

Principal Amount
Short-Term Investments - 1.9%
Commercial Paper - 1.9%
$3,351,000	Energy Transfer LP, 2.65%, 04/02/18[1]	3,350,754	3,350,754

#	Less than 0.05%.
*	Non-income producing security.
[1]	Represents yield to maturity at March 31, 2018.

Shares		Cost	Value
Other Investment Companies - 0.0%#
101,255	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[2]	$101,255	$101,255

Total Short-Term Investments		3,452,009	3,452,009
Total Investments - 100.5%		$142,124,610	179,485,165
Other Assets, less Liabilities - (0.5%)			(970,598)
Total Net Assets - 100.0%			$178,514,567

[2]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$176,033,156	—	—	$176,033,156
Short-Term Investments
Commercial Paper	—	$3,350,754	—	3,350,754
Other Investment Companies	101,255	—	—	101,255

Total Investments in Securities	$176,134,411	$3,350,754	—	$179,485,165

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Statement of Assets and Liabilities (unaudited)
March 31, 2018

	AMG Managers Brandywine Fund	AMG Managers Brandywine Blue Fund
Assets:
Investments at Value* (including securities on loan valued at $7,399,789, and $0, respectively)	$803,274,193	$179,485,165
Cash	1,398	376
Receivable for investments sold	9,132,421	1,185,941
Dividend, interest and other receivables	207,911	50,796
Receivable for Fund shares sold	8,106	1,234
Receivable from affiliate	2,787	—
Prepaid expenses	21,712	12,957
Total assets	812,648,528	180,736,469
Liabilities:
Payable upon return of securities loaned	7,677,039	—
Payable for investments purchased	12,635,182	1,856,212
Payable for Fund shares repurchased	403,513	103,222
Accrued expenses:
Investment advisory and management fees	613,124	138,375
Administrative fees	104,510	23,587
Shareholder service fees	13,935	7,862
Professional fees	55,848	30,816
Other	122,928	61,828
Total liabilities	21,626,079	2,221,902
Net Assets	$791,022,449	$178,514,567
* Investments at cost	$646,556,565	$142,124,610
Net Assets Represent:
Paid-in capital	$1,052,190,976	$324,897,721
Accumulated net investment loss	(4,351,065)	(822,767)
Accumulated net realized loss from investments	(413,535,090)	(182,920,942)
Net unrealized appreciation on investments	156,717,628	37,360,555
Net Assets	$791,022,449	$178,514,567

Class I:
Net Assets	$791,022,449	$178,514,567
Shares outstanding	16,563,008	3,602,779
Net asset value, offering and redemption price per share	$47.76	$49.55

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended March 31, 2018

	AMG Managers Brandywine Fund	AMG Managers Brandywine Blue Fund
Investment Income:
Dividend income	$2,418,898 [1]	$621,466	[2]
Interest income	187,877	68,283
Securities lending income	56,256	4,264
Total investment income	2,663,031	694,013
Expenses:
Investment advisory and management fees	3,515,709	793,432
Administrative fees	599,268	135,244
Shareholder servicing fees - Class I	79,902	45,082
Transfer agent fees	50,518	7,433
Professional fees	47,534	25,597
Reports to shareholders	38,591	29,608
Trustee fees and expenses	26,675	6,012
Custodian fees	25,350	6,985
Registration fees	14,728	13,163
Miscellaneous	9,415	2,409
Total expenses before offsets	4,407,690	1,064,965
Fee waivers	(15,980)	—
Net expenses	4,391,710	1,064,965
Net investment loss	(1,728,679)	(370,952)
Net Realized and Unrealized Gain:
Net realized gain on investments	48,631,953	13,079,963
Net change in unrealized appreciation/depreciation on investments	9,572,481	1,765,856
Net realized and unrealized gain	58,204,434	14,845,819
Net increase in net assets resulting from operations	$56,475,755	$14,474,867

[1]	Includes non-recurring dividends of $325,990.
[2]	Includes non-recurring dividends of $94,588.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017

	AMG Managers Brandywine Fund		AMG Managers Brandywine Blue Fund
	March 31, 2018	September 30, 2017[1]	March 31, 2018	September 30, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment loss	$(1,728,679)	$(3,167,941)	$(370,952)	$(469,725)
Net realized gain on investments	48,631,953	79,635,473	13,079,963	19,449,670
Net change in unrealized appreciation/depreciation on investments	9,572,481	50,520,064	1,765,856	15,658,514
Net increase in net assets resulting from operations	56,475,755	126,987,596	14,474,867	34,638,459
Capital Share Transactions:[2]
Net decrease from capital share transactions	(36,927,252)	(76,279,999)	(8,414,076)	(19,137,433)
Total increase in net assets	19,548,503	50,707,597	6,060,791	15,501,026
Net Assets:
Beginning of period	771,473,946	720,766,349	172,453,776	156,952,750
End of period	$791,022,449	$771,473,946	$178,514,567	$172,453,776
End of period accumulated net investment loss	$(4,351,065)	$(2,622,386)	$(822,767)	$(451,815)

[1]	Effective February 27, 2017, the Funds’ shares were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Brandywine Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)
		For the fiscal year ended September 30,
Class I		2017[1]	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$44.48	$37.42	$34.54	$33.25	$28.75	$24.62
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.10)[5]	(0.17)[6]	(0.08)[7]	0.04 [8]	(0.12)	(0.03)
Net realized and unrealized gain on investments	3.38	7.23	2.96	1.25	4.62	4.16
Total income from investment operations	3.28	7.06	2.88	1.29	4.50	4.13
Net Asset Value, End of Period	$47.76	$44.48	$37.42	$34.54	$33.25	$28.75
Total Return[4,9]	7.37%[10]	18.87%	8.34%	3.88%	15.65%	16.77%
Ratio of net expenses to average net assets	1.10%[11]	1.11%	1.11%	1.10%	1.10%	1.11%[12]
Ratio of gross expenses to average net assets[4,13]	1.10%[11]	1.12%	1.11%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.43)%[11]	(0.43)%	(0.24)%	0.10%	(0.37)%	(0.12)%
Portfolio turnover	72%[10]	187%	185%	190%	219%	214%
Net assets end of period (000’s) omitted	$791,022	$771,474	$720,766	$759,185	$799,045	$816,222

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	At the start of business October 1, 2013, the Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10).
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07).
[9]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[10]	Not annualized.
[11]	Annualized.
[12]	Interest expense is less than 0.005% of average net assets.
[13]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Brandywine Blue Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)
		For the fiscal year ended September 30,
Class I		2017[1]	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$45.69	$36.87	$33.95	$33.51	$30.01	$25.00
Income (loss) from Investment Operations:
Net investment income (loss)[3]	(0.10)[4]	(0.12)[5]	(0.02)[6]	0.10 [7]	(0.03)	0.12
Net realized and unrealized gain on investments	3.96	8.94	3.02	0.34	3.53	4.89
Total income from investment operations	3.86	8.82	3.00	0.44	3.50	5.01
Less Distributions to Shareholders from:
Net investment income	—	—	(0.08)	—	—	—
Net Asset Value, End of Period	$49.55	$45.69	$36.87	$33.95	$33.51	$30.01
Total Return[8]	8.45%[9]	23.92%	8.86%	1.31%	11.66%	20.04%
Ratio of net expenses to average net assets	1.18%[10]	1.20%	1.20%	1.20%	1.19%	1.22%
Ratio of net investment income (loss) to average net assets	(0.41)%[10]	(0.29)%	(0.05)%	0.29%	(0.11)%	0.45%
Portfolio turnover	70%[9]	167%	139%	156%	182%	202%
Net assets end of period (000’s) omitted	$178,515	$172,454	$156,953	$169,180	$215,941	$278,620

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.
[2]	At the start of business October 1, 2013, the Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.18).
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08).
[8]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[9]	Not annualized.
[10]	Annualized.

Notes to Financial Statements (unaudited)
March 31, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Brandywine Fund (“Brandywine”) and AMG Managers Brandywine Blue Fund (“Brandywine Blue”), each a “Fund” and collectively, the “Funds.”

A significant portion of the Brandywine Blue’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Effective February 27, 2017, each Fund’s Class S shares were renamed to Class I shares. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

Notes to Financial Statements (continued)

securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to expired capital loss carryovers and a net operating loss write off. Temporary differences are primarily due to qualified late year ordinary losses and wash sales.

At March 31, 2018, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Brandywine	$647,049,602	$166,793,072	$(10,568,481)	$156,224,591
Brandywine Blue	142,239,283	40,368,647	(3,122,765)	37,245,882

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of March 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short- term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of March 31, 2018, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration date listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires September 31,
Fund	Short-Term	Long-Term
Brandywine
(Pre-Enactment)	$461,674,006	—	2018
Brandywine Blue
(Pre-Enactment)	$195,886,232	—	2018

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017, the capital stock transactions by class for the Funds were as follows:

		Brandywine				Brandywine Blue
	March 31, 2018		September 30, 2017		March 31, 2018		September 30, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class I:
Proceeds from sale of shares	40,876	$1,931,586	69,268	$2,793,859	32,796	$1,609,814	47,038	$1,908,164
Cost of shares repurchased	(822,353)	(38,858,838)	(1,984,696)	(79,073,858)	(204,637)	(10,023,890)	(529,513)	(21,045,597)

Net decrease	(781,477)	$(36,927,252)	(1,915,428)	$(76,279,999)	(171,841)	$(8,414,076)	(482,475)	$(19,137,433)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2018, the market value of Repurchase Agreements outstanding for Brandywine was $7,677,039.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Friess Associates, LLC (“Friess”) and Friess Associates of Delaware, LLC (“Friess of Delaware”) who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31, 2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Brandywine	0.88%
Brandywine Blue	0.88%

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. The Administrator for Brandywine is contractually obligated to waive a portion of the administration fee in an amount equal to an annual rate of 0.004% of the Fund’s average daily net assets through October 1, 2018. For the six months ended March 31, 2018, Brandywine waived $15,980.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class I shares average daily net assets as shown in the table below.

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Brandywine
Class I	0.15%	0.02%
Brandywine Blue
Class I	0.15%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular,

Notes to Financial Statements (continued)

special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At March 31, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Brandywine	$555,790,119	$589,291,356
Brandywine Blue	119,982,968	123,417,285

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at March 31, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Brandywine	$7,399,789	$7,677,039

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Brandywine
BNP Paribas S.A.	$383,723	$383,723	—	—
Daiwa Capital Markets Americas	1,823,329	1,823,329	—	—
HSBC Securities, Inc.	1,823,329	1,823,329	—	—
Jefferies LLC	1,823,329	1,823,329	—	—
Nomura Securities International, Inc.	1,823,329	1,823,329	—	—

Totals	$7,677,039	$7,677,039	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

Distributor

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

Subadvisor

Friess Associates, LLC

P.O. Box 576

Jackson, Wyoming 83001

Friess Associates of Delaware, LLC

P.O. Box 4166

Greenville, DE 19807

Custodian

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

Trustees

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com
25

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	033118 SAR073

SEMI-ANNUAL REPORT

AMG Funds
March 31, 2018
AMG Managers Brandywine Advisors Mid Cap Growth Fund Class N: BWAFX

amgfunds.com
033118 SAR075

AMG Funds

Semi-Annual Report – March 31, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, ROSES AND THORNS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Managers Brandywine Advisors Mid Cap Growth Fund

DEAR FELLOW SHAREHOLDER:

The stock market’s extended period of calm came to an end during the March quarter, with major market indexes correcting for the first time in two years. While stocks regained all or most of their lost ground by the end of the period, volatility persisted as the key issues credited with sparking the decline remained unresolved.

AMG Managers Brandywine Advisors Mid Cap Growth Fund returned 0.08 percent in the three months through March. The S&P 500® and Russell Midcap® Indexes declined 0.76 and 0.46 percent, respectively, as the Russell Midcap® Growth Index added 2.17 percent.

The Federal Reserve (the Fed) kept rates unchanged at its January 31 meeting, but its post-meeting statement regarding inflation expectations seemed to raise the market’s sensitivity toward the topic. Two days later, the Labor Department reported a rise in average hourly wages. After notching its best January in 21 years, the S&P 500 Index was 10 percent below its high a little more than a week into February.

Volatility, virtually absent in 2017, spiked to its highest level since the summer of 2015 when China unexpectedly devalued the yuan. Newfound skittishness was on display as investors were forced to digest a series of unusual events against a backdrop of everything-is-great valuations.

News of Facebook user data poaching spurred calls for new tech-sector regulations. Amazon.com, which among many things is a government contractor trusted to store classified information for U.S. spy agencies, was targeted for official scorn via tweet. New tariffs raised fears about the possibility that the U.S. and China, the world’s two largest economies, could be on the verge of a trade war. The Fed ended up raising rates at its March 21 meeting.

As dramatic as it all might sound, final March-quarter returns showed an encouraging amount of resilience. Fourth-quarter earnings reports and, in many cases, the 2018 guidance that accompanied them provided reason for optimism.

The technology sector outperformed in the March quarter. Technology holdings represented the largest position in the Fund and contributed the most to absolute performance. They also were the most significant positive influence on results relative to the Russell Midcap® Growth Index.

Software makers drove technology performance, with holdings reporting significant, expectation-beating results. ServiceNow and Atlassian Corp. were standout performers. ServiceNow and Atlassian Corp. grew December-quarter earnings 46 and 44 percent, respectively, on revenue growth of 41 and 37 percent, exceeding expectations in both instances. Payment processing companies Worldpay and Global Payments, which topped expectations with 29 and 23 percent earnings growth, respectively, in the December quarter, were also notable performance contributors.

Health care holdings also contributed to total return. Zoetis, which makes medicines and vaccines for animals, was a top contributor. The company beat estimates with 47 percent December-quarter earnings growth and raised earnings and revenue guidance.

Industrial holdings, which comprised the Fund’s second largest position, detracted the most from absolute and relative returns. The Fund was modestly overweight in the sector versus the benchmark.

Oshkosh Corp. reported robust December-quarter earnings growth, exceeded expectations and raised guidance for its fiscal year ending in September. Still, shares declined amid the emergence of steel tariffs – the company makes commercial specialty vehicles – and what appeared to be waning prospects for broad infrastructure spending in the near term. Cummins, which makes engines, and MasTec, an infrastructure construction company, fared similarly in the uncertainty.

Consumer discretionary holdings, the third largest concentration of assets, were the second greatest detractors from absolute and relative returns. Discount retailer Dollar Tree reported 39 percent December-quarter earnings growth, but its shares declined when it cited higher payroll and distribution costs as reasons for a cautious 2018 outlook. Likewise, Children’s Place impressed by beating estimates with 34 percent January-quarter earnings growth, but investors turned when it announced increased spending on digital initiatives, supply chain optimization and a new partnership in China.

For more information on companies that influenced March-quarter performance, please see Roses & Thorns on page 6.

Technology, industrial and consumer discretionary holdings represent the largest positions in the Fund at the start of the June quarter. For more information on the Fund’s portfolio characteristics, please see page 5.

Amid concerns about inflation and trade tension, we expect the heightened volatility that emerged in the early months of the year to persist. We plan to be vigilant regarding valuations, as the market’s tempered risk tolerance could prompt some level of repricing, particularly among long-tenured leadership groups. We also plan to capitalize on volatility with a goal to optimize entry and exit points as the Fund evolves with the earnings landscape.

That said, the earnings environment appears strong enough to stand out despite the noise. Based on consensus estimates, the average 2018 earnings growth rate of the Fund’s portfolio companies is 25.1 percent.

Thanks for your support. We’re committed to building on recent results on your behalf.

Scott Gates
Chief Investment Officer
Friess Associates, LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2018	Expense Ratio for the Period	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expenses Paid During the Period*
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.13%	$1,000	$1,059	$5.80
Based on Hypothetical 5% Annual Return
Class N	1.13%	$1,000	$1,019	$5.69

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

3

Fund Performance (unaudited)
Periods ended March 31, 2018

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Brandywine Advisors Mid Cap Growth Fund2, [3,4,5,6,7]
Class N	5.92%	17.98%	7.52%	1.63%
Russell Midcap® Growth Index[8]	9.13%	19.74%	13.31%	10.61%
Russell Midcap® Index[9]	5.58%	12.20%	12.09%	10.21%
S&P 500 Index[10]	5.84%	13.99%	13.31%	9.49%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of March 31, 2018. All returns are in U.S. dollars ($).
[2]	The Fund inception dates and returns for all periods beginning prior to October 1, 2013, reflect performance of the predecessor Fund, Brandywine Advisors Midcap Growth Fund, which was managed by Friess Associates, LLC with the same investment objectives and substantially similar investment policies.
[3]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[4]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[5]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[6]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[7]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[8]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment, and does not incur expenses.
[10]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500 Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Fund Snapshots (unaudited)
March 31, 2018

PORTFOLIO BREAKDOWN

Industry (Top Ten)	Brandywine Advisors Mid Cap Growth Fund*	Russell Midcap® Growth Index	Russell Midcap® Index	S&P 500 Index
Life Sciences Tools & Services	8.2%	3.0%	1.9%	0.9%
Data Processing & Outsourced Services	7.1%	7.2%	3.6%	2.9%
Semiconductors	6.4%	4.5%	2.4%	3.7%
Construction & Engineering	6.1%	0.0%#	0.4%	0.1%
Communications Equipment	5.1%	1.4%	1.1%	1.1%
Application Software	5.0%	4.4%	2.4%	1.4%
Construction Machinery & Heavy Trucks	4.6%	0.7%	1.1%	0.6%
General Merchandise Stores	4.1%	1.0%	0.7%	0.4%
Footwear	3.9%	0.1%	0.1%	0.4%
Packaged Foods & Meats	3.7%	1.7%	2.0%	1.0%
Other Common Stock	42.0%	76.0%	84.3%	87.5%
Short-Term Investments	3.3%	0.0%	0.0%	0.0%
Other Assets Less Liabilities	0.5%	0.0%	0.0%	0.0%

*	As a percentage of net assets.
#	Less than 0.05%.

PORTFOLIO MARKET CAPITALIZATION

TOP TEN HOLDINGS

Security Name	% of Net Assets	% Change from Book Cost
Ciena Corp.	3.0	3.7
ServiceNow, Inc.	2.9	82.5
Atlassian Corp. PLC, Class A (Australia)	2.9	77.5
Worldpay, Inc., Class A	2.8	78.7
Zoetis, Inc.	2.6	55.6
Green Dot Corp., Class A	2.5	33.1
ManpowerGroup, Inc.	2.4	(11.2)
Knight-Swift Transportation Holdings, Inc.	2.4	1.3
Cummins, Inc.	2.4	(6.1)
PRA Health Sciences, Inc.	2.4	25.8

Top Ten as a Group	26.3

ESTIMATED EARNINGS GROWTH RATE OF THE FUND’S INVESTMENTS

Forecasted Increase in Earnings Per Share 2018 vs 2017

Source: Consensus estimates from FactSet Research Systems Inc.

This is not a forecast of the Fund’s future performance. Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Roses and Thorns (unaudited)
Quarter Ending March 31, 2018

$ Gain (in millions)	% Gain	Biggest $ Winners	Reason for Move
$0.9	33.9%	Proofpoint Inc. (PFPT)
		The provider of cloud-based security and compliance solutions increased revenue 36 percent in the December quarter. The company increased market share through organic growth and acquisition. We sold Proofpoint when it hit our price target.

$0.8	26.9%	ServiceNow Inc. (NOW)
		The provider of cloud-based services that automate enterprise technology operations grew December-quarter earnings 46 percent. Revenue rose 41 percent. Growth in renewal rates and new subscriptions helped drive results. The company also raised 2018 revenue guidance.

$0.6	18.5%	Atlassian Corp. Plc (TEAM)
		The enterprise software company grew December-quarter earnings 44 percent, topping the consensus estimate. A record number of new customers drove solid demand across Atlassian’s cloud, server and data center operations.

$0.5	15.9%	Zoetis Inc. (ZTS)
		The animal health medicine and vaccine developer grew December-quarter earnings 47 percent, topping the consensus estimate. Strong revenue growth from both U.S. and international markets drove results. The company also provided earnings and revenue guidance above investor expectations.

$0.5	16.6%	Bio-Techne Corp. (TECH)
		The company, which makes proteins, reagents and instruments used in the research and clinical diagnostic markets, grew December-quarter earnings 26 percent, exceeding the consensus estimate. In addition to the strong results, the recently passed omnibus spending bill included the largest increase in research funding in more than a decade, which investors viewed as a positive influence on future demand.

$Loss (in millions)	% Loss	Biggest $ Losers	Reason for Move

$0.9	30.2%	Patterson-UTI Energy Inc. (PTEN)
		The onshore contract drilling company reported December-quarter revenue of $787 million, up from $305 million in the year-ago period and ahead of the consensus estimate. Shares declined on concerns that increasing capital expenditures would lower cash returns and that uncertain commodity prices could threaten the overall pace of a recovery in the energy sector. We sold Patterson-UTI to fund a new opportunity with greater visibility.

$0.5	14.8%	Oshkosh Corp. (OSK)
		The manufacturer of commercial specialty vehicles reported December-quarter earnings of $0.84 per share versus $0.26 the year before, exceeding the consensus estimate. The company also raised fiscal year earnings and revenue guidance. Shares came under pressure amid concerns about steel tariffs and dimming prospects for widespread infrastructure spending.

$0.4	11.2%	Manpower Group Inc. (MAN)
		The provider of workforce solutions and services grew December-quarter earnings 13 percent, topping the consensus estimate. The company continued to experience strong demand in Europe, where it generates two-thirds of revenue. Shares traded lower after management guided investors to expect flat operating profit margins, an outlook that was slightly below expectations.

$0.4	11.6%	Dollar Tree Inc. (DLTR)
		The discount variety store operator grew January-quarter earnings 39 percent. Shares traded lower when the company released cautious 2018 earnings guidance due to higher payroll and distribution costs. Still, the company noted that employment trends should enhance sales potential.

$0.3	9.0%	Zimmer Biomet Holdings Inc. (ZBH)
		The provider of orthopaedic reconstructive surgical products reported December-quarter earnings of $2.10 per share, meeting the consensus estimate. The company tempered revenue guidance for the upcoming quarter, putting pressure on shares.

All gains/losses are calculated on an average cost basis from December 31, 2017 through March 31, 2018.

This commentary reflects the viewpoints of Friess Associates, LLC as of March 31, 2018 and is not intended as a forecast or guarantee of future results.

6

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2018

Shares		Cost	Value
Common Stocks - 96.2%
Consumer Discretionary
	Apparel Retail - 3.7%
113,685	American Eagle Outfitters, Inc.	$1,526,361	$2,265,742
21,040	The Children’s Place, Inc.	2,545,659	2,845,660
	Cable & Satellite - 1.5%
6,618	Charter Communications, Inc., Class A*	1,546,808	2,059,654
	Footwear - 3.9%
70,900	Skechers U.S.A., Inc., Class A*	2,817,089	2,757,301
89,700	Wolverine World Wide, Inc.	2,511,526	2,592,330
	General Merchandise Stores - 4.1%
28,615	Dollar Tree, Inc.*	2,085,622	2,715,563
48,540	Ollie’s Bargain Outlet Holdings, Inc.*	2,123,071	2,926,962
	Homebuilding - 1.5%
46,700	D.R. Horton, Inc.	2,055,819	2,047,328
	Hotels, Resorts & Cruise Lines - 1.2%
29,500	Norwegian Cruise Line Holdings, Ltd.*	1,562,450	1,562,615
	Leisure Facilities - 1.9%
11,880	Vail Resorts, Inc.	2,595,482	2,633,796
	Movies & Entertainment - 3.5%
69,075	Liberty Media Corp.-Liberty Formula One, Class C*	2,484,790	2,130,964
61,435	Live Nation Entertainment, Inc.*	2,638,912	2,588,871

Total Consumer Discretionary		26,493,589	29,126,786
	This sector is 9.9% above your Fund’s cost.
Consumer Staples
	Packaged Foods & Meats - 3.7%
22,000	The JM Smucker Co.	2,737,327	2,728,220
153,035	Nomad Foods, Ltd. (United Kingdom)*	2,204,854	2,408,771

Total Consumer Staples		4,942,181	5,136,991
	This sector is 3.9% above your Fund’s cost.
Financials
	Consumer Finance - 2.5%
53,000	Green Dot Corp., Class A*	2,554,070	3,400,480
	This sector is 33.1% above your Fund’s cost.
Health Care
	Biotechnology - 2.0%
32,495	Incyte Corp.*	2,875,247	2,707,809
	Health Care Equipment - 2.2%
21,335	Edwards Lifesciences Corp.*	2,702,518	2,976,659
	Life Sciences Tools & Services - 8.2%
44,855	Agilent Technologies, Inc.	3,033,979	3,000,800
20,981	Bio-Techne Corp.	2,427,672	3,168,970

Shares		Cost	Value
39,400	PRA Health Sciences, Inc.*	$2,597,647	$3,268,624
8,531	Thermo Fisher Scientific, Inc.	1,134,218	1,761,310
	Pharmaceuticals - 2.6%
43,800	Zoetis, Inc.	2,351,483	3,657,738

Total Health Care		17,122,764	20,541,910
	This sector is 20.0% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.3%
36,154	Mercury Systems, Inc.*	1,513,518	1,746,961
	Agricultural & Farm Machinery - 0.9%
102,325	CNH Industrial N.V. (United Kingdom)	1,536,760	1,268,830
	Air Freight & Logistics - 2.0%
27,300	XPO Logistics, Inc.*	2,769,268	2,779,413
	Construction & Engineering - 6.1%
47,770	Jacobs Engineering Group, Inc.	2,946,967	2,825,595
59,670	MasTec, Inc.*	2,369,264	2,807,474
76,810	Quanta Services, Inc.*	2,678,775	2,638,424
	Construction Machinery & Heavy Trucks - 4.6%
20,225	Cummins, Inc.	3,492,917	3,278,270
39,010	Oshkosh Corp.	2,745,770	3,014,303
	Electrical Components & Equipment - 1.9%
14,835	Rockwell Automation, Inc.	2,799,574	2,584,257
	Human Resource & Employment Services - 2.4%
28,888	ManpowerGroup, Inc.	3,742,601	3,325,009
	Trading Companies & Distributors - 2.1%
16,580	United Rentals, Inc.*	2,055,236	2,863,863
	Trucking - 2.4%
71,520	Knight-Swift Transportation Holdings, Inc.	3,247,612	3,290,635

Total Industrials		31,898,262	32,423,034
	This sector is 1.6% above your Fund’s cost.
Information Technology
	Application Software - 5.0%
73,452	Atlassian Corp. PLC, Class A (Australia)*	2,231,206	3,960,532
29,040	Blackbaud, Inc.	2,638,750	2,956,562
	Communications Equipment - 5.1%
108,100	ARRIS International PLC*	2,862,492	2,872,217
158,900	Ciena Corp.*	3,967,460	4,115,510
	Data Processing & Outsourced Services - 7.1%
57,976	Black Knight, Inc.*	1,508,143	2,730,670
28,555	Global Payments, Inc.	2,106,166	3,184,453
45,824	Worldpay, Inc., Class A*	2,108,842	3,768,566

7

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Home Entertainment Software - 1.5%
21,000	Take-Two Interactive Software, Inc.*	$1,985,239	$2,053,380
	Internet Software & Services - 2.0%
24,000	LogMeIn, Inc.	2,472,789	2,773,200
	Semiconductors - 6.4%
13,185	Broadcom, Ltd.	1,155,180	3,107,045
11,193	NVIDIA Corp.	1,249,605	2,592,187
42,635	Xilinx, Inc.	2,920,848	3,079,953
	Systems Software - 2.9%
23,938	ServiceNow, Inc.*	2,170,633	3,960,542

	Total Information Technology	29,377,353	41,154,817
	This sector is 40.1% above your Fund’s cost.
Total Common Stocks		112,388,219	131,784,018

*	Non-income producing security.
[1]	Represents yield to maturity at March 31, 2018.

Principal Amount		Cost	Value
Short-Term Investments - 3.3%
	Commercial Paper - 3.2%
$4,434,000	Energy Transfer LP, 2.65%, 04/02/18[1]	$4,433,674	$4,433,674

Shares
	Other Investment Companies - 0.1%
101,997	Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[2]	101,997	101,997

	Total Short-Term Investments	4,535,671	4,535,671
Total Investments - 99.5%		$116,923,890	136,319,689
Other Assets, less Liabilities - 0.5%			666,806
Total Net Assets - 100.0%			$136,986,495

[2]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$131,784,018	—	—	$131,784,018
Short-Term Investments
Commercial Paper	—	$4,433,674	—	4,433,674
Other Investment Companies	101,997	—	—	101,997

Total Investments in Securities	$131,886,015	$4,433,674	—	$136,319,689

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

Statement of Assets and Liabilities (unaudited)
March 31, 2018

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Assets:
Investments at Value*	$136,319,689
Cash	286
Receivable for investments sold	1,912,602
Dividend, interest and other receivables	31,503
Receivable for Fund shares sold	254
Prepaid expenses	12,114
Total assets	138,276,448
Liabilities:
Payable for investments purchased	1,099,189
Payable for Fund shares repurchased	10,952
Accrued expenses:
Investment advisory and management fees	104,568
Administrative fees	17,824
Distribution fees	547
Shareholder service fees	297
Professional fees	29,191
Other	27,385
Total liabilities	1,289,953
Net Assets	$136,986,495
* Investments at cost	$116,923,890
Net Assets Represent:
Paid-in capital	$121,637,559
Accumulated net investment loss	(924,421)
Accumulated net realized loss from investments	(3,122,442)
Net unrealized appreciation on investments	19,395,799
Net Assets	$136,986,495

Class N:
Net Assets	$136,986,495
Shares outstanding	11,604,015
Net asset value, offering and redemption price per share	$11.81

9

Statement of Operations (unaudited)
For the six months ended March 31, 2018

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investment Income:
Dividend income	$372,046
Interest income	69,274
Securities lending income	7,352
Total investment income	448,672
Expenses:
Investment advisory and management fees	602,929
Administrative fees	102,772
Distribution fees - Class N	3,152
Shareholder servicing fees - Class N	1,713
Professional fees	24,113
Registration fees	12,898
Reports to shareholders	11,391
Custodian fees	6,665
Trustee fees and expenses	4,548
Transfer agent fees	1,779
Miscellaneous	1,984
Net expenses	773,944
Net investment loss	(325,272)
Net Realized and Unrealized Gain:
Net realized gain on investments	9,755,476
Net change in unrealized appreciation/depreciation on investments	(1,832,839)
Net realized and unrealized gain	7,922,637
Net increase in net assets resulting from operations	$7,597,365

10

Statements of Changes in Net Assets
For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017

	AMG Managers Brandywine Advisors Mid Cap Growth Fund
	March 31, 2018	September 30, 2017[1]
Increase in Net Assets Resulting From Operations:
Net investment loss	$(325,272)	$(790,066)
Net realized gain on investments	9,755,476	17,852,140
Net change in unrealized appreciation/depreciation on investments	(1,832,839)	5,539,078
Net increase in net assets resulting from operations	7,597,365	22,601,152
Capital Share Transactions:[2]
Net decrease from capital share transactions	(143,261)	(25,862,265)
Total increase (decrease) in net assets	7,454,104	(3,261,113)
Net Assets:
Beginning of period	129,532,391	132,793,504
End of period	$136,986,495	$129,532,391
End of period accumulated net investment loss	$(924,421)	$(599,149)

[1]	Effective October 1, 2016, the Fund’s share class was reclassified and redesignated as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

11

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018	For the fiscal year ended September 30,
Class N	(unaudited)	2017[1]	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$11.15	$9.35	$9.26	$9.59	$8.80	$7.63
Income (loss) from Investment Operations:
Net investment income (loss)[3]	(0.03)	(0.06)	(0.03)	0.03 [4]	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.69	1.86	0.12	(0.36)	0.84	1.20
Total income (loss) from investment operations	0.66	1.80	0.09	(0.33)	0.79	1.18
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.01)
Net Asset Value, End of Period	$11.81	$11.15	$9.35	$9.26	$9.59	$8.80
Total Return[5]	5.92%[6]	19.25%	0.97%	(3.44)%	8.98%	15.43%
Ratio of net expenses to average net assets	1.13%[7]	1.15%	1.15%	1.14%	1.12%	1.22%
Ratio of net investment income (loss) to average net assets	(0.47)%[7]	(0.62)%	(0.33)%	0.28%	(0.54)%	(0.20)%
Portfolio turnover	72%[6]	215%	195%	204%	249%	235%
Net assets end of period (000’s) omitted	$136,986	$129,532	$132,794	$143,205	$148,847	$137,246

[1]	Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class N shares.
[2]	At the start of business October 1, 2013, AMG Managers Brandywine Advisors Midcap Growth Fund was reorganized into a fund of AMG Funds I.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03).
[5]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[6]	Not annualized.
[7]	Annualized.

12

Notes to Financial Statements (unaudited)
March 31, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Brandywine Advisors Mid Cap Growth Fund (the “Fund”).

A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class N shares. Please refer to the current prospectus for additional information.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

13

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss write off. Temporary differences are primarily due to qualified late year ordinary losses and wash sales.

At March 31, 2018, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Cost	Appreciation	Depreciation	Net
$116,963,022	$21,315,747	$(1,959,080)	$19,356,667

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of March 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short- term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of March 31, 2018, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration date listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
	Short-Term	Long-Term	Expires September 30,
(Pre-Enactment)	$12,838,786	—	2018

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

14

Notes to Financial Statements (continued)

For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017, the capital stock transactions by class for the Fund were as follows:

	March 31, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	8,632	$99,900	18,825	$221,949
Cost of shares repurchased	(20,271)	(243,161)	(2,613,175)	(26,084,214)

Net decrease	(11,639)	$(143,261)	(2,594,350)	$(25,862,265)

At March 31, 2018, certain affiliated shareholders of record, individually or collectively, held greater than 10% of the net assets of the Fund as follows: one owns 96%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2018, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Friess Associates, LLC (“Friess”) and Friess Associates of Delaware, LLC (“Friess of Delaware”) who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2018, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class N shares’ average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended March 31, 2018, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred
Class N	0.15%	0.00%[1]

[1]	Less than 0.005%

15

Notes to Financial Statements (continued)

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2018, the Fund neither borrowed from nor lent to other funds in the AMG Funds family. At March 31, 2018, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2018, were $93,440,858 and $95,308,427, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2018.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At March 31, 2018, there were no securities on loan.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At March 31, 2018, the Fund had no open Repurchase Agreements that were subject to a master netting agreement.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Investment Manager and Administrator

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

Distributor

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

Subadvisor

Friess Associates, LLC

P.O. Box 576

Jackson, Wyoming 83001

Friess Associates of Delaware, LLC

P.O. Box 4166

Greenville, DE 19807

Custodian

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

Trustees

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	17

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset

Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	033118 SAR075

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 4, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	May 4, 2018